Variable interest entities - Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable interest entities
Revenues	$ 1,336,342	$ 1,195,987
Net loss	(376,931)	(214,642)
Less: Net loss attributable to non-controlling interest	(6,833)	(8,702)
Net loss attributable to Curaleaf Holdings, Inc.	(370,098)	(205,940)
MEOT
Variable interest entities
Revenues	15,795	10,893
Net loss	(2,663)	(1,488)
Net loss attributable to Curaleaf Holdings, Inc.	(2,663)	(1,488)
Remedy
Variable interest entities
Revenues	10,319	9,765
Net loss	(2,098)	(2,273)
Net loss attributable to Curaleaf Holdings, Inc.	(2,098)	(2,273)
Other
Variable interest entities
Revenues	12,843	7,436
Net loss	1,361	1,700
Net loss attributable to Curaleaf Holdings, Inc.	$ 1,361	$ 1,700